EQUIPMENT	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
EQUIPMENT [Text Block]
7.	EQUIPMENT

	Computing Equipment	Software	Field Equipment	Leasehold Improvements	Road	Total

Cost
Balance at December 31, 2015	$65,490	$95,926	$1,237,013	$183,034	$-	$1,581,463
Additions	44,158	184,044	1,519,627	32,138	1,282,890	3,062,857
Balance at December 31, 2016	109,648	279,970	2,756,640	215,172	1,282,890	4,644,320
Additions	125,938	98,763	1,490,880	-	490,695	2,206,276
Disposals	-	-	(29,300)	-	-	(29,300)
Balance at December 31, 2017	$235,586	$378,733	$4,218,220	$215,172	$1,773,585	$6,821,296

Accumulated Depreciation
Balance at December 31, 2015	$42,259	$40,458	$305,114	$6,101	$-	$393,932
Depreciation	24,920	81,119	338,343	41,743	163,085	649,210
Balance at December 31, 2016	67,179	121,577	643,457	47,844	163,085	1,043,142
Depreciation	60,744	114,367	482,738	42,686	98,940	799,475
Disposals	-	-	(4,395)	-	-	(4,395)
Balance at December 31, 2017	$127,923	$235,944	$1,121,800	$90,530	$262,025	$1,838,222

Net book value:
At December 31, 2016	$42,469	158,393	$2,113,183	$167,328	$1,119,805	$3,601,178
At Dectember 31, 2017	$107,663	$142,789	$3,096,420	$124,642	$1,511,560	$4,983,074